Stock-Based Compensation Plans - Directors' DSU Plan (Details) - Director - DSUs shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit with underlying value equivalent to common shares	1
Number of units (thousands)
DSUs outstanding, beginning of year (shares)	241	241
Granted (shares)	20	29
Notional dividends reinvested (shares)	9	10
Paid out (shares)	(7)	(39)
DSUs outstanding, end of year (shares)	263	241